Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure Of Income Taxes [line items]
Current year	$ (2,785)	$ (2,857)	$ (2,082)
(Underprovided)/overprovided in prior years	157	159	119
Current tax expense	(2,628)	(2,698)	(1,963)
Origination and reversal of temporary differences	829	632	355
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(128)	(284)	(324)
Deferred tax (expense)/income	701	348	31
Total tax expense	$ (1,928)	$ (2,350)	$ (1,932)

[1]	Amended to conform to 2022 presentation.